Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Interest and dividend income (Note 3)
Loans	$ 6,358	$ 6,160
Securities	1,742	1,696
Assets purchased under reverse repurchase agreements and securities borrowed	2,009	2,148
Deposits and other	129	145
Interest income	10,238	10,149
Interest expense (Note 3)
Deposits and other	3,020	3,262
Other liabilities	1,914	1,948
Subordinated debentures	83	92
Interest expense	5,017	5,302
Net interest income	5,221	4,847
Non-interest income
Insurance premiums, investment and fee income	1,994	1,579
Trading revenue	458	395
Investment management and custodial fees	1,535	1,450
Mutual fund revenue	946	873
Securities brokerage commissions	318	342
Service charges	488	468
Underwriting and other advisory fees	627	345
Foreign exchange revenue, other than trading	253	249
Card service revenue	287	282
Credit fees	360	315
Net gains on investment securities	11	46
Share of profit in joint ventures and associates	22	15
Other	316	383
Non-interest income	7,615	6,742
Total revenue	12,836	11,589
Provision for credit losses (Notes 4 and 5)	419	514
Insurance policyholder benefits, claims and acquisition expense	1,614	1,225
Non-interest expense
Human resources (Note 7)	4,060	3,643
Equipment	462	431
Occupancy	397	397
Communications	250	240
Professional fees	284	305
Amortization of other intangibles	303	290
Other	622	606
Non-interest expense	6,378	5,912
Income before income taxes	4,425	3,938
Income taxes	916	766
Net income	3,509	3,172
Net income attributable to:
Shareholders	3,504	3,170
Non-controlling interests	5	2
Net income	$ 3,509	$ 3,172
Basic earnings per share (in dollars) (Note 9)	$ 2.41	$ 2.15
Diluted earnings per share (in dollars) (Note 9)	2.40	2.15
Dividends per common share (in dollars)	$ 1.05	$ 0.98